NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Commercial Bancorp (Details) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	May 14, 2025	Mar. 13, 2025	Nov. 14, 2024	Oct. 01, 2025	Jun. 30, 2024	Jun. 30, 2025
Loss Contingencies [Line Items]
Number of shares issued in the acquisition						1,234,990
Shares issued as deposit for the Commercial Bank acquisition					$ 91,200	$ 43,645
Commercial Bancorp
Loss Contingencies [Line Items]
Common Stock issued during period (in shares)			8,333
Number of shares			667
Number of shares issued in the acquisition		36,070				36,070
Shares issued as deposit for the Commercial Bank acquisition		$ 43,645
Market price of public shares (in Dollars per share)		$ 1.21
Termination extension fee	$ 5,000
Termination extension term	14 days
Payment of termination extension fee						$ 20,000
Commercial Bancorp | Subsequent event
Loss Contingencies [Line Items]
Payment of termination extension fee				$ 30,000